OTHER RECEIVABLES - Movements in the allowances (Details) - Other current receivable - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Movements in the allowances of other receivables
At the beginning of the year	$ (2,333)	$ (2,236)
Increases	(1,027)	(1,206)
RECPAM and currency translation adjustments	1,606	1,109
At the end of the year	$ (1,754)	$ (2,333)